Taxes - Income tax - Net deferred tax - Reconciliation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Major components of tax expense (income) [abstract]
Net deferred tax assets - opening balance	€ 931	€ 1,141	€ 1,213
Change in income statement	(197)	(210)	(213)
Change in other comprehensive income	12	(17)	121
Change in retained earnings		(8)	(38)
Change in the scope of consolidation	(10)	0	(18)
Translation adjustment	(7)	11	75
Reclassifications and other items	6	14	1
Reclassification to assets held for sale	0	0	0
Net deferred tax assets - closing balance	€ 735	€ 931	€ 1,141